Shareholder Fees {- Fidelity Managed Retirement Income Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds K Combo PRO-07 | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none